CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Regulated operations plant:
Gas plant	$ 10,789,690	$ 8,384,000
Less: accumulated depreciation	(3,397,736)	(2,419,348)
Construction work in progress	202,068	211,429
Net regulated operations plant	7,594,022	6,176,081
Other property and investments	1,316,479	834,245
Current assets:
Cash and cash equivalents	222,697	83,352
Accounts receivable, net of allowances	707,127	522,172
Accrued utility revenue	84,900	82,400
Income taxes receivable, net	16,816	10,884
Deferred purchased gas costs	291,145	2,053
Prepaid and other current assets	292,082	170,152
Total current assets	1,614,767	871,013
Noncurrent assets:
Goodwill	1,781,332	345,184
Deferred income taxes	121	455
Deferred charges and other assets	458,536	508,875
Total noncurrent assets	2,239,989	854,514
Total assets	12,765,257	8,735,853
Capitalization:
Common stock	62,052	58,823
Additional paid-in capital	1,824,216	1,609,155
Accumulated other comprehensive loss, net	(46,761)	(61,003)
Retained earnings	1,114,313	1,067,978
Total Southwest Gas Holdings, Inc. equity	2,953,820	2,674,953
Redeemable noncontrolling interests	196,717	165,716
Long-term debt, less current maturities	4,115,684	2,732,200
Total capitalization	7,266,221	5,572,869
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	297,324	40,433
Short-term debt	1,909,000	107,000
Accounts payable	353,365	231,301
Customer deposits	59,327	67,920
Income taxes payable, net	6,734	12,556
Accrued general taxes	53,473	48,640
Accrued interest	30,964	20,536
Deferred purchased gas costs	5,736	54,636
Other current liabilities	396,126	328,945
Total current liabilities	3,112,049	911,967
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	768,868	647,453
Accumulated removal costs	480,583	404,000
Other deferred credits and other long-term liabilities	1,137,536	1,199,564
Total deferred income taxes and other credits	2,386,987	2,251,017
Total capitalization and liabilities	$ 12,765,257	$ 8,735,853